Quarterly Holdings Report
for
Fidelity® Series Emerging Markets Debt Fund
September 30, 2024
SED-NPRT3-1124
1.924256.113
Foreign Government and Government Agency Obligations - 57.3%
		Principal Amount (a)	Value ($)
ANGOLA - 1.6%
Angola Republic 8% 11/26/2029 (b)		4,890,000	4,419,338
Angola Republic 8.25% 5/9/2028 (b)		5,065,000	4,805,419
Angola Republic 8.75% 4/14/2032 (b)		2,575,000	2,308,641
Angola Republic 9.125% 11/26/2049 (b)		3,555,000	2,937,070
Angola Republic 9.375% 5/8/2048 (b)		3,740,000	3,146,275
Angola Republic 9.5% 11/12/2025 (b)		5,565,000	5,662,388
TOTAL ANGOLA			23,279,131
ARGENTINA - 2.0%
Argentine Republic 0.75% 7/9/2030 (c)		18,441,247	11,313,890
Argentine Republic 1% 7/9/2029		4,963,783	3,223,977
Argentine Republic 4.125% 7/9/2035 (c)		19,073,027	9,155,053
Argentine Republic 5% 1/9/2038 (c)		10,211,997	5,361,298
TOTAL ARGENTINA			29,054,218
ARMENIA - 0.2%
Republic of Armenia 3.6% 2/2/2031 (b)		3,805,000	3,240,195
BAHRAIN - 0.3%
Kingdom of Bahrain 5.625% 5/18/2034 (b)		3,055,000	2,914,653
Kingdom of Bahrain 7.5% 2/12/2036 (b)		1,195,000	1,292,094
TOTAL BAHRAIN			4,206,747
BARBADOS - 0.2%
Barbados 6.5% 10/1/2029 (b)		2,440,000	2,331,725
BENIN - 0.3%
Republic of Benin 4.875% 1/19/2032 (b)	EUR	1,920,000	1,910,165
Republic of Benin 7.96% 2/13/2038 (b)		1,810,000	1,793,597
TOTAL BENIN			3,703,762
BERMUDA - 0.3%
Bermuda 3.375% 8/20/2050 (b)		965,000	709,275
Bermuda 3.717% 1/25/2027 (b)		620,000	607,794
Bermuda 4.75% 2/15/2029 (b)		2,270,000	2,273,019
Bermuda 5% 7/15/2032 (b)		1,005,000	1,015,050
TOTAL BERMUDA			4,605,138
BRAZIL - 1.8%
Federative Republic of Brazil 3.875% 6/12/2030		5,500,000	5,138,265
Federative Republic of Brazil 4.75% 1/14/2050		4,150,000	3,167,944
Federative Republic of Brazil 5.625% 2/21/2047		4,913,000	4,346,335
Federative Republic of Brazil 6% 10/20/2033		1,880,000	1,910,944
Federative Republic of Brazil 7.125% 1/20/2037		2,080,000	2,291,120
Federative Republic of Brazil 7.125% 5/13/2054		1,995,000	2,068,137
Federative Republic of Brazil 8.25% 1/20/2034		5,204,000	6,137,754
TOTAL BRAZIL			25,060,499
CHILE - 1.3%
Chilean Republic 2.45% 1/31/2031		7,745,000	6,904,668
Chilean Republic 3.1% 1/22/2061		7,500,000	4,980,000
Chilean Republic 3.5% 1/31/2034		1,775,000	1,627,675
Chilean Republic 4% 1/31/2052		985,000	813,117
Chilean Republic 4.34% 3/7/2042		1,410,000	1,285,215
Chilean Republic 5.33% 1/5/2054		2,835,000	2,870,438
TOTAL CHILE			18,481,113
COLOMBIA - 2.6%
Colombian Republic 3% 1/30/2030		10,600,000	9,078,900
Colombian Republic 3.125% 4/15/2031		4,300,000	3,547,500
Colombian Republic 3.875% 2/15/2061		1,490,000	863,455
Colombian Republic 4.125% 5/15/2051		3,120,000	1,962,480
Colombian Republic 5% 6/15/2045		8,500,000	6,239,000
Colombian Republic 5.2% 5/15/2049		5,390,000	3,985,905
Colombian Republic 6.125% 1/18/2041		1,475,000	1,295,242
Colombian Republic 7.375% 9/18/2037		845,000	856,516
Colombian Republic 7.5% 2/2/2034		1,110,000	1,150,515
Colombian Republic 8% 11/14/2035		3,585,000	3,816,233
Colombian Republic 8% 4/20/2033		1,720,000	1,846,128
Colombian Republic 8.75% 11/14/2053		1,690,000	1,849,925
TOTAL COLOMBIA			36,491,799
COSTA RICA - 1.0%
Costa Rica Government International Bond 5.625% 4/30/2043 (b)		3,955,000	3,697,925
Costa Rica Government International Bond 6.125% 2/19/2031 (b)		2,415,000	2,501,940
Costa Rica Government International Bond 6.55% 4/3/2034 (b)		2,335,000	2,484,440
Costa Rica Government International Bond 7% 4/4/2044 (b)		1,965,000	2,098,875
Costa Rica Government International Bond 7.3% 11/13/2054 (b)		3,295,000	3,639,822
TOTAL COSTA RICA			14,423,002
COTE D'IVOIRE - 0.9%
Cote d'Ivoire Treasury Bill 5.875% 10/17/2031 (b)	EUR	5,335,000	5,626,876
Cote d'Ivoire Treasury Bill 6.375% 3/3/2028 (b)		5,580,000	5,580,000
Cote d'Ivoire Treasury Bill 8.25% 1/30/2037 (b)		1,805,000	1,853,509
TOTAL COTE D'IVOIRE			13,060,385
DOMINICAN REPUBLIC - 3.7%
Dominican Republic International Bond 4.5% 1/30/2030 (b)		7,180,000	6,868,101
Dominican Republic International Bond 4.875% 9/23/2032 (b)		6,360,000	6,061,875
Dominican Republic International Bond 5.3% 1/21/2041 (b)		2,450,000	2,260,125
Dominican Republic International Bond 5.875% 1/30/2060 (b)		7,990,000	7,498,117
Dominican Republic International Bond 5.95% 1/25/2027 (b)		4,186,000	4,242,249
Dominican Republic International Bond 6% 7/19/2028 (b)		2,999,000	3,073,015
Dominican Republic International Bond 6.4% 6/5/2049 (b)		1,662,000	1,700,957
Dominican Republic International Bond 6.5% 2/15/2048 (b)		3,345,000	3,443,259
Dominican Republic International Bond 6.6% 6/1/2036 (b)		1,358,000	1,440,159
Dominican Republic International Bond 6.85% 1/27/2045 (b)		4,046,000	4,307,533
Dominican Republic International Bond 7.05% 2/3/2031 (b)		3,670,000	3,954,572
Dominican Republic International Bond 7.45% 4/30/2044 (b)		6,031,000	6,835,596
TOTAL DOMINICAN REPUBLIC			51,685,558
ECUADOR - 1.3%
Republic of Ecuador 5% 7/31/2040 (b)(c)		2,800,000	1,454,600
Republic of Ecuador 5.5% 7/31/2035 (b)(c)		14,640,000	8,322,840
Republic of Ecuador 6.9% 7/31/2030 (b)(c)		11,715,000	8,510,948
TOTAL ECUADOR			18,288,388
EGYPT - 2.9%
Arab Republic of Egypt 5.875% 2/16/2031 (b)		2,625,000	2,190,234
Arab Republic of Egypt 7.0529% 1/15/2032 (b)		830,000	718,987
Arab Republic of Egypt 7.5% 1/31/2027 (b)		5,596,000	5,573,266
Arab Republic of Egypt 7.5% 2/16/2061 (b)		6,070,000	4,396,987
Arab Republic of Egypt 7.6003% 3/1/2029 (b)		8,726,000	8,426,044
Arab Republic of Egypt 7.625% 5/29/2032 (b)		3,200,000	2,832,000
Arab Republic of Egypt 7.903% 2/21/2048 (b)		3,265,000	2,501,806
Arab Republic of Egypt 8.5% 1/31/2047 (b)		7,939,000	6,408,262
Arab Republic of Egypt 8.7002% 3/1/2049 (b)		3,665,000	3,003,028
Arab Republic of Egypt 8.875% 5/29/2050 (b)		1,945,000	1,605,850
Arab Republic of Egypt Treasury Bills 0% 1/14/2025	EGP	55,475,000	1,059,851
Arab Republic of Egypt Treasury Bills 0% 12/10/2024	EGP	45,075,000	884,023
Arab Republic of Egypt Treasury Bills 0% 3/18/2025	EGP	91,325,000	1,667,116
TOTAL EGYPT			41,267,454
EL SALVADOR - 0.7%
El Salvador Republic 0.25% 4/17/2030 (b)		1,765,000	39,712
El Salvador Republic 6.375% 1/18/2027 (b)		435,000	417,600
El Salvador Republic 7.1246% 1/20/2050 (b)		3,292,000	2,501,920
El Salvador Republic 7.625% 2/1/2041 (b)		1,035,000	843,204
El Salvador Republic 7.65% 6/15/2035 (b)		5,940,000	5,129,190
El Salvador Republic 9.25% 4/17/2030 (b)		1,765,000	1,752,226
TOTAL EL SALVADOR			10,683,852
GABON - 0.5%
Gabon Government International Bond 6.625% 2/6/2031 (b)		1,625,000	1,254,805
Gabon Government International Bond 6.95% 6/16/2025 (b)		2,410,000	2,261,634
Gabon Government International Bond 7% 11/24/2031 (b)		4,490,000	3,451,688
TOTAL GABON			6,968,127
GEORGIA - 0.1%
Georgia Republic 2.75% 4/22/2026 (b)		2,135,000	2,019,122
GHANA - 0.7%
Ghana Republic 10.75% 10/14/2030 (b)		4,845,000	3,288,544
Ghana Republic 7.75% (b)(d)		3,695,000	1,962,969
Ghana Republic 8.125% (b)(d)		5,475,000	2,908,594
Ghana Republic 8.125% (b)(d)		1,603,076	861,652
Ghana Republic 8.627% (b)(d)		2,845,000	1,504,294
TOTAL GHANA			10,526,053
GUATEMALA - 0.9%
Republic of Guatemala 4.9% 6/1/2030 (b)		485,000	473,026
Republic of Guatemala 5.25% 8/10/2029 (b)		1,200,000	1,184,400
Republic of Guatemala 5.375% 4/24/2032 (b)		2,015,000	1,999,888
Republic of Guatemala 6.125% 6/1/2050 (b)		1,355,000	1,295,295
Republic of Guatemala 6.55% 2/6/2037 (b)		1,500,000	1,555,050
Republic of Guatemala 6.6% 6/13/2036 (b)		5,670,000	5,933,655
TOTAL GUATEMALA			12,441,314
HUNGARY - 1.5%
Hungary Government 2.125% 9/22/2031 (b)		2,950,000	2,444,075
Hungary Government 3.125% 9/21/2051 (b)		5,810,000	3,882,678
Hungary Government 5.25% 6/16/2029 (b)		1,585,000	1,607,380
Hungary Government 5.5% 3/26/2036 (b)		3,200,000	3,220,000
Hungary Government 5.5% 6/16/2034 (b)		2,890,000	2,946,153
Hungary Government 6.25% 9/22/2032 (b)		1,125,000	1,207,968
Hungary Government 6.75% 9/25/2052 (b)		3,800,000	4,283,550
Hungary Government 7.625% 3/29/2041		1,655,000	1,972,036
TOTAL HUNGARY			21,563,840
INDONESIA - 2.3%
Indonesia Government 3.85% 10/15/2030		2,650,000	2,587,063
Indonesia Government 5.125% 1/15/2045 (b)		3,353,000	3,435,777
Indonesia Government 5.25% 1/17/2042 (b)		3,000,000	3,119,063
Indonesia Government 5.45% 9/20/2052		2,955,000	3,128,606
Indonesia Government 5.95% 1/8/2046 (b)		2,100,000	2,344,125
Indonesia Government 6.625% 2/17/2037 (b)		3,549,000	4,147,894
Indonesia Government 6.75% 1/15/2044 (b)		3,035,000	3,700,803
Indonesia Government 7.75% 1/17/2038 (b)		4,298,000	5,513,528
Indonesia Government 8.5% 10/12/2035 (b)		4,169,000	5,488,749
TOTAL INDONESIA			33,465,608
JAMAICA - 0.1%
Jamaican Government 7.875% 7/28/2045		1,685,000	2,075,078
JORDAN - 0.6%
Jordan Government 5.85% 7/7/2030 (b)		2,325,000	2,179,688
Jordan Government 6.125% 1/29/2026 (b)		985,000	972,995
Jordan Government 7.375% 10/10/2047 (b)		2,005,000	1,837,081
Jordan Government 7.5% 1/13/2029 (b)		1,410,000	1,429,035
Jordan Government 7.75% 1/15/2028 (b)		1,725,000	1,769,747
TOTAL JORDAN			8,188,546
KENYA - 0.7%
Republic of Kenya Infrastructure Bond 6.3% 1/23/2034 (b)		5,110,000	4,167,844
Republic of Kenya Infrastructure Bond 7% 5/22/2027 (b)		2,375,000	2,333,438
Republic of Kenya Infrastructure Bond 7.25% 2/28/2028 (b)		570,000	547,912
Republic of Kenya Infrastructure Bond 8% 5/22/2032 (b)		685,000	633,659
Republic of Kenya Infrastructure Bond 9.75% 2/16/2031 (b)		2,170,000	2,183,563
TOTAL KENYA			9,866,416
LEBANON - 0.1%
Lebanon Republic 5.8% (d)(e)		5,875,000	458,984
Lebanon Republic 6% (d)(e)		1,587,000	122,992
Lebanon Republic 6.1% (d)(e)		685,000	53,087
Lebanon Republic 6.375% (d)		7,072,000	548,434
TOTAL LEBANON			1,183,497
MEXICO - 1.7%
United Mexican States 3.25% 4/16/2030		3,700,000	3,391,050
United Mexican States 4.5% 4/22/2029		2,040,000	2,014,500
United Mexican States 4.75% 4/27/2032		970,000	932,655
United Mexican States 5.75% 10/12/2110		3,295,000	2,850,175
United Mexican States 6.05% 1/11/2040		10,222,000	10,343,437
United Mexican States 6.338% 5/4/2053		1,695,000	1,684,936
United Mexican States 6.35% 2/9/2035		2,485,000	2,604,280
TOTAL MEXICO			23,821,033
MONGOLIA - 0.1%
Mongolia Government 5.125% 4/7/2026 (b)		1,240,000	1,221,400
Mongolia Government 7.875% 6/5/2029 (b)		490,000	517,562
TOTAL MONGOLIA			1,738,962
MONTENEGRO - 0.2%
Republic of Montenegro 7.25% 3/12/2031 (b)		3,300,000	3,439,425
MOROCCO - 0.2%
Moroccan Kingdom 6.5% 9/8/2033 (b)		2,740,000	2,970,331
NIGERIA - 2.3%
Republic of Nigeria 6.125% 9/28/2028 (b)		5,520,000	5,007,675
Republic of Nigeria 6.5% 11/28/2027 (b)		5,087,000	4,772,242
Republic of Nigeria 7.143% 2/23/2030 (b)		4,110,000	3,731,109
Republic of Nigeria 7.625% 11/21/2025 (b)		5,383,000	5,384,683
Republic of Nigeria 7.625% 11/28/2047 (b)		5,315,000	4,067,636
Republic of Nigeria 7.696% 2/23/2038 (b)		980,000	798,700
Republic of Nigeria 7.875% 2/16/2032 (b)		2,625,000	2,362,500
Republic of Nigeria 8.375% 3/24/2029 (b)		4,095,000	3,967,031
Republic of Nigeria Treasury Bills 0% 3/6/2025	NGN	3,744,960,000	2,034,096
Republic of Nigeria Treasury Bills 0% 4/10/2025	NGN	1,167,745,000	619,499
Republic of Nigeria Treasury Bills 0% 5/20/2025	NGN	999,215,000	515,655
TOTAL NIGERIA			33,260,826
OMAN - 2.3%
Oman Sultanate 5.625% 1/17/2028 (b)		6,505,000	6,661,527
Oman Sultanate 6% 8/1/2029 (b)		3,625,000	3,800,586
Oman Sultanate 6.25% 1/25/2031 (b)		4,805,000	5,123,331
Oman Sultanate 6.5% 3/8/2047 (b)		8,100,000	8,537,906
Oman Sultanate 6.75% 1/17/2048 (b)		7,720,000	8,366,550
Oman Sultanate 7% 1/25/2051 (b)		490,000	547,575
TOTAL OMAN			33,037,475
PAKISTAN - 1.1%
Islamic Republic of Pakistan 6% 4/8/2026 (b)		6,130,000	5,731,550
Islamic Republic of Pakistan 6.875% 12/5/2027 (b)		5,905,000	5,351,406
Islamic Republic of Pakistan 7.375% 4/8/2031 (b)		3,995,000	3,380,769
Islamic Republic of Pakistan 7.875% 3/31/2036 (b)		2,025,000	1,617,469
TOTAL PAKISTAN			16,081,194
PANAMA - 2.2%
Panamanian Republic 2.252% 9/29/2032		5,065,000	3,912,713
Panamanian Republic 3.16% 1/23/2030		3,670,000	3,275,475
Panamanian Republic 3.298% 1/19/2033		5,355,000	4,463,393
Panamanian Republic 3.87% 7/23/2060		3,880,000	2,439,550
Panamanian Republic 4.3% 4/29/2053		1,795,000	1,268,795
Panamanian Republic 4.5% 4/16/2050		2,680,000	1,969,638
Panamanian Republic 4.5% 5/15/2047		2,005,000	1,516,782
Panamanian Republic 6.4% 2/14/2035		2,700,000	2,763,288
Panamanian Republic 6.853% 3/28/2054		2,055,000	2,076,578
Panamanian Republic 7.875% 3/1/2057		4,390,000	4,952,579
Panamanian Republic 8% 3/1/2038		1,880,000	2,117,820
TOTAL PANAMA			30,756,611
PARAGUAY - 0.8%
Republic of Paraguay 2.739% 1/29/2033 (b)		1,305,000	1,111,696
Republic of Paraguay 4.95% 4/28/2031 (b)		3,865,000	3,854,130
Republic of Paraguay 5.4% 3/30/2050 (b)		3,925,000	3,660,063
Republic of Paraguay 5.6% 3/13/2048 (b)		1,925,000	1,841,263
Republic of Paraguay 6% 2/9/2036 (b)		1,155,000	1,217,370
TOTAL PARAGUAY			11,684,522
PERU - 0.9%
Peruvian Republic 2.783% 1/23/2031		3,585,000	3,199,612
Peruvian Republic 3% 1/15/2034		5,225,000	4,472,600
Peruvian Republic 3.3% 3/11/2041		7,075,000	5,585,996
TOTAL PERU			13,258,208
PHILIPPINES - 1.0%
Philippine Republic 2.65% 12/10/2045		2,130,000	1,500,319
Philippine Republic 2.95% 5/5/2045		865,000	639,559
Philippine Republic 4.75% 3/5/2035		1,485,000	1,499,850
Philippine Republic 5% 7/17/2033		1,135,000	1,170,114
Philippine Republic 5.175% 9/5/2049		1,970,000	2,004,475
Philippine Republic 5.5% 1/17/2048		1,005,000	1,072,044
Philippine Republic 5.6% 5/14/2049		1,795,000	1,939,161
Philippine Republic 5.609% 4/13/2033		1,670,000	1,790,031
Philippine Republic 5.95% 10/13/2047		2,670,000	3,005,419
TOTAL PHILIPPINES			14,620,972
POLAND - 0.7%
Bank Gospodarstwa Krajowego 5.375% 5/22/2033 (b)		2,000,000	2,045,200
Bank Gospodarstwa Krajowego 6.25% 10/31/2028 (b)		985,000	1,055,723
Bank Gospodarstwa Krajowego 6.25% 7/9/2054 (b)		3,000,000	3,220,380
Republic of Poland 5.5% 3/18/2054		1,775,000	1,807,074
Republic of Poland 5.5% 4/4/2053		1,945,000	1,994,695
TOTAL POLAND			10,123,072
QATAR - 1.7%
State of Qatar 4.4% 4/16/2050 (b)		9,660,000	8,935,500
State of Qatar 4.817% 3/14/2049 (b)		9,549,000	9,432,622
State of Qatar 5.103% 4/23/2048 (b)		5,105,000	5,251,411
TOTAL QATAR			23,619,533
ROMANIA - 1.3%
Romanian Republic 2% 4/14/2033 (e)	EUR	2,030,000	1,758,336
Romanian Republic 3% 2/14/2031 (b)		5,296,000	4,608,844
Romanian Republic 3.375% 1/28/2050 (e)	EUR	3,875,000	2,925,386
Romanian Republic 3.625% 3/27/2032 (b)		2,618,000	2,327,566
Romanian Republic 4% 2/14/2051 (b)		3,100,000	2,250,600
Romanian Republic 7.125% 1/17/2033 (b)		1,615,000	1,766,911
Romanian Republic 7.625% 1/17/2053 (b)		1,138,000	1,307,266
Romanian Republic 8% 4/29/2030	RON	6,940,000	1,655,641
TOTAL ROMANIA			18,600,550
RWANDA - 0.2%
Rwanda Republic 5.5% 8/9/2031 (b)		3,195,000	2,642,864
SAUDI ARABIA - 1.3%
Kingdom of Saudi Arabia 2.25% 2/2/2033 (b)		4,030,000	3,366,309
Kingdom of Saudi Arabia 3.45% 2/2/2061 (b)		2,775,000	1,882,921
Kingdom of Saudi Arabia 3.625% 3/4/2028 (b)		1,770,000	1,734,600
Kingdom of Saudi Arabia 3.75% 1/21/2055 (b)		3,755,000	2,770,486
Kingdom of Saudi Arabia 4.5% 10/26/2046 (b)		3,471,000	3,058,819
Kingdom of Saudi Arabia 4.5% 4/22/2060 (b)		2,055,000	1,728,769
Kingdom of Saudi Arabia 4.625% 10/4/2047 (b)		3,040,000	2,718,900
Kingdom of Saudi Arabia 5.75% 1/16/2054 (b)		945,000	962,718
TOTAL SAUDI ARABIA			18,223,522
SENEGAL - 0.2%
Republic of Senegal 6.25% 5/23/2033 (b)		1,955,000	1,683,132
Republic of Senegal 6.75% 3/13/2048 (b)		2,420,000	1,783,238
TOTAL SENEGAL			3,466,370
SERBIA - 0.9%
Republic of Serbia 2.125% 12/1/2030 (b)		5,110,000	4,269,405
Republic of Serbia 6% 6/12/2034 (b)		2,620,000	2,697,290
Republic of Serbia 6.25% 5/26/2028 (b)		865,000	899,193
Republic of Serbia 6.5% 9/26/2033 (b)		5,020,000	5,362,766
TOTAL SERBIA			13,228,654
SOUTH AFRICA - 1.1%
South African Republic 5% 10/12/2046		880,000	678,699
South African Republic 5.65% 9/27/2047		6,075,000	5,057,438
South African Republic 5.75% 9/30/2049		7,030,000	5,826,113
South African Republic 7.3% 4/20/2052		3,545,000	3,518,413
TOTAL SOUTH AFRICA			15,080,663
SRI LANKA - 1.1%
Sri Lanka Government International Bond 6.2% (b)(d)		4,350,000	2,426,474
Sri Lanka Government International Bond 6.825% (b)(d)		5,090,000	2,859,944
Sri Lanka Government International Bond 6.85% (b)(d)		8,175,000	4,598,438
Sri Lanka Government International Bond 7.55% (b)(d)		3,405,000	1,911,055
Sri Lanka Government International Bond 7.85% (b)(d)		6,363,000	3,587,141
TOTAL SRI LANKA			15,383,052
TURKEY - 3.4%
Turkish Republic 0% 1/3/2035		4,480,000	4,394,880
Turkish Republic 26.2% 10/5/2033	TRY	51,490,000	1,481,575
Turkish Republic 31.08% 11/8/2028	TRY	82,225,000	2,465,127
Turkish Republic 37% 2/18/2026	TRY	24,550,000	710,710
Turkish Republic 4.75% 1/26/2026		2,030,000	2,033,172
Turkish Republic 4.875% 4/16/2043		5,290,000	3,987,073
Turkish Republic 5.125% 2/17/2028		3,070,000	3,043,905
Turkish Republic 5.75% 5/11/2047		4,040,000	3,272,400
Turkish Republic 5.95% 1/15/2031		2,685,000	2,627,944
Turkish Republic 6% 1/14/2041		9,082,000	8,003,513
Turkish Republic 6.625% 2/17/2045		150,000	136,304
Turkish Republic 6.75% 5/30/2040		2,112,000	2,033,460
Turkish Republic 7.625% 5/15/2034		2,040,000	2,164,950
Turkish Republic 9.125% 7/13/2030		3,825,000	4,366,477
Turkish Republic 9.375% 1/19/2033		515,000	603,194
Turkish Republic 9.375% 3/14/2029		5,270,000	5,978,156
TOTAL TURKEY			47,302,840
UKRAINE - 1.1%
Ukraine Government 0% 2/1/2030 (b)(c)(g)		1,029,342	447,763
Ukraine Government 0% 2/1/2034 (b)(c)(g)		3,846,504	1,302,042
Ukraine Government 0% 2/1/2035 (b)(c)(g)		4,980,568	2,169,037
Ukraine Government 0% 2/1/2036 (b)(c)(g)		2,708,807	1,166,819
Ukraine Government 0% 8/1/2041 (b)(f)		2,230,000	1,562,115
Ukraine Government 1.75% 2/1/2029 (b)(c)		5,423,626	3,177,702
Ukraine Government 1.75% 2/1/2034 (b)(c)		6,256,568	2,771,660
Ukraine Government 1.75% 2/1/2035 (b)(c)		3,491,888	1,505,004
Ukraine Government 1.75% 2/1/2036 (b)(c)		2,466,802	1,051,351
TOTAL UKRAINE			15,153,493
UNITED ARAB EMIRATES - 1.3%
Emirate of Abu Dhabi 3.125% 9/30/2049 (b)		13,102,000	9,580,838
Emirate of Abu Dhabi 3.875% 4/16/2050 (b)		2,990,000	2,507,862
Emirate of Abu Dhabi 5.5% 4/30/2054 (b)		2,370,000	2,524,050
Emirate of Dubai 3.9% 9/9/2050 (e)		4,165,000	3,212,256
TOTAL UNITED ARAB EMIRATES			17,825,006
URUGUAY - 0.6%
Uruguay Republic 5.1% 6/18/2050		6,360,000	6,337,740
Uruguay Republic 5.75% 10/28/2034		1,745,000	1,897,142
TOTAL URUGUAY			8,234,882
UZBEKISTAN - 0.3%
Republic of Uzbekistan 3.7% 11/25/2030 (b)		1,095,000	944,095
Republic of Uzbekistan 3.9% 10/19/2031 (b)		2,880,000	2,457,900
Republic of Uzbekistan 5.375% 2/20/2029 (b)		1,145,000	1,107,788
TOTAL UZBEKISTAN			4,509,783
VENEZUELA - 0.5%
Venezuela Republic 11.95% (d)(e)		17,015,000	2,696,878
Venezuela Republic 12.75% (d)(e)		3,625,000	579,999
Venezuela Republic 9.25% (d)		27,915,000	4,396,613
TOTAL VENEZUELA			7,673,490
ZAMBIA - 0.2%
Republic of Zambia 0.5% 12/31/2053 (b)		2,065,236	1,017,129
Republic of Zambia 5.75% 6/30/2033 (b)(c)		2,199,853	1,930,371
TOTAL ZAMBIA			2,947,500
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $857,743,133)			816,845,400

Non-Convertible Corporate Bonds - 32.3%
	Principal Amount (a)	Value ($)
ARGENTINA - 0.1%
Provincia de Cordoba 6.875% 12/10/2025 (b)(c)	917,722	891,098
AZERBAIJAN - 0.9%
Energy - 0.9%
Energy Equipment & Services - 0.9%
Southern Gas Corridor CJSC 6.875% 3/24/2026 (b)	9,951,000	10,171,788
State Oil Co of the Azerbaijan Republic 6.95% 3/18/2030 (e)	2,010,000	2,131,866

TOTAL AZERBAIJAN		12,303,654
BAHRAIN - 0.6%
Energy - 0.6%
Energy Equipment & Services - 0.6%
Bapco Energies BSC Closed 7.5% 10/25/2027 (b)	6,889,000	7,207,617
Bapco Energies BSC Closed 8.375% 11/7/2028 (b)	1,065,000	1,155,578

TOTAL BAHRAIN		8,363,195
BRAZIL - 2.6%
Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.1%
NBM US Holdings Inc 6.625% 8/6/2029 (b)	2,270,000	2,306,888
Food Products - 0.2%
Adecoagro SA 6% 9/21/2027 (b)	1,440,000	1,435,954
Marb Bondco PLC 3.95% 1/29/2031 (b)	1,295,000	1,142,578
		2,578,532
Energy - 0.3%
Energy Equipment & Services - 0.1%
Yinson Boronia Production BV 8.947% 7/31/2042 (b)	1,090,000	1,163,084
Oil, Gas & Consumable Fuels - 0.2%
MC Brazil Downstream Trading SARL 7.25% 6/30/2031 (b)	3,551,341	3,042,789
TOTAL ENERGY		4,205,873

Financials - 0.2%
Financial Services - 0.2%
Cosan Luxembourg SA 7.25% 6/27/2031 (b)	2,695,000	2,817,554
Industrials - 0.4%
Aerospace & Defense - 0.1%
Embraer Netherlands Finance BV 5.4% 2/1/2027	660,000	668,613
Embraer Netherlands Finance BV 6.95% 1/17/2028 (b)	1,620,000	1,704,483
		2,373,096
Passenger Airlines - 0.3%
Azul Secured Finance LLP 11.5% 5/28/2029 (b)	3,722,238	2,344,861
Azul Secured Finance LLP 11.93% 8/28/2028 (b)	1,710,000	1,654,425
		3,999,286
TOTAL INDUSTRIALS		6,372,382

Materials - 1.2%
Chemicals - 0.3%
Braskem Netherlands Finance BV 5.875% 1/31/2050 (b)	1,495,000	1,166,100
Braskem Netherlands Finance BV 7.25% 2/13/2033 (b)	2,170,000	2,149,819
		3,315,919
Metals & Mining - 0.8%
CSN Inova Ventures 6.75% 1/28/2028 (b)	1,250,000	1,208,499
CSN Resources SA 5.875% 4/8/2032 (b)	2,115,000	1,796,693
CSN Resources SA 8.875% 12/5/2030 (b)	1,630,000	1,646,789
Nexa Resources SA 6.5% 1/18/2028 (b)	1,070,000	1,104,107
Nexa Resources SA 6.75% 4/9/2034 (b)	895,000	947,581
Samarco Mineracao SA 9% 6/30/2031 pay-in-kind (b)(f)	4,183,291	3,896,736
		10,600,405
Paper & Forest Products - 0.1%
LD Celulose International GmbH 7.95% 1/26/2032 (b)	1,970,000	2,017,280
TOTAL MATERIALS		15,933,604

Utilities - 0.2%
Water Utilities - 0.2%
Aegea Finance Sarl 9% 1/20/2031 (b)	3,015,000	3,256,200
TOTAL BRAZIL		37,471,033
BURKINA FASO - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Endeavour Mining PLC 5% 10/14/2026 (b)	3,310,000	3,209,045
CHILE - 2.0%
Communication Services - 0.3%
Wireless Telecommunication Services - 0.3%
VTR Comunicaciones SpA 4.375% 4/15/2029 (b)	933,000	800,048
VTR Comunicaciones SpA 5.125% 1/15/2028 (b)	3,749,000	3,433,859
		4,233,907
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Empresa Nacional del Petroleo 5.95% 7/30/2034 (b)	1,215,000	1,276,357
Empresa Nacional del Petroleo 6.15% 5/10/2033 (b)	1,885,000	2,001,644
		3,278,001
Materials - 1.4%
Metals & Mining - 1.4%
Antofagasta PLC 2.375% 10/14/2030 (b)	3,865,000	3,346,858
Antofagasta PLC 5.625% 5/13/2032 (b)	1,390,000	1,421,094
Corp Nacional del Cobre de Chile 3% 9/30/2029 (b)	2,000,000	1,841,875
Corp Nacional del Cobre de Chile 3.15% 1/14/2030 (b)	1,645,000	1,517,726
Corp Nacional del Cobre de Chile 3.15% 1/15/2051 (b)	1,865,000	1,253,280
Corp Nacional del Cobre de Chile 3.7% 1/30/2050 (b)	3,765,000	2,802,572
Corp Nacional del Cobre de Chile 4.5% 8/1/2047 (b)	1,970,000	1,676,347
Corp Nacional del Cobre de Chile 5.125% 2/2/2033 (b)	1,575,000	1,569,586
Corp Nacional del Cobre de Chile 5.95% 1/8/2034 (b)	955,000	1,003,645
Corp Nacional del Cobre de Chile 6.3% 9/8/2053 (b)	1,730,000	1,832,719
Corp Nacional del Cobre de Chile 6.44% 1/26/2036 (b)	1,860,000	2,022,169
		20,287,871
Utilities - 0.1%
Electric Utilities - 0.1%
Chile Electricity Lux MPC Sarl 6.01% 1/20/2033 (b)	1,003,600	1,044,276
TOTAL CHILE		28,844,055
CHINA - 1.2%
Consumer Discretionary - 0.6%
Broadline Retail - 0.4%
Prosus NV 3.832% 2/8/2051 (b)	1,590,000	1,116,975
Prosus NV 4.027% 8/3/2050 (b)	650,000	473,285
Prosus NV 4.193% 1/19/2032 (b)	3,505,000	3,290,319
		4,880,579
Hotels, Restaurants & Leisure - 0.2%
Meituan 3.05% 10/28/2030 (b)	1,995,000	1,816,697
Meituan 4.625% 10/2/2029 (b)	1,700,000	1,689,964
		3,506,661
TOTAL CONSUMER DISCRETIONARY		8,387,240

Information Technology - 0.2%
Technology Hardware, Storage & Peripherals - 0.2%
Lenovo Group Ltd 3.421% 11/2/2030 (b)	2,915,000	2,705,484
Materials - 0.2%
Chemicals - 0.2%
ENN Clean Energy International Investment Ltd 3.375% 5/12/2026 (b)	3,275,000	3,179,820
Utilities - 0.2%
Gas Utilities - 0.2%
ENN Energy Holdings Ltd 4.625% 5/17/2027 (b)	3,430,000	3,431,029
TOTAL CHINA		17,703,573
COLOMBIA - 1.5%
Energy - 0.7%
Energy Equipment & Services - 0.2%
Oleoducto Central SA 4% 7/14/2027 (b)	2,483,000	2,374,990
Oil, Gas & Consumable Fuels - 0.5%
Ecopetrol SA 8.375% 1/19/2036	1,740,000	1,774,800
Ecopetrol SA 8.875% 1/13/2033	2,900,000	3,106,480
Geopark Ltd 5.5% 1/17/2027 (b)	2,685,000	2,554,509
		7,435,789
TOTAL ENERGY		9,810,779

Materials - 0.3%
Metals & Mining - 0.3%
Aris Mining Corp 6.875% 8/9/2026 (b)	3,895,000	3,859,945
Utilities - 0.5%
Independent Power and Renewable Electricity Producers - 0.5%
Enfragen Energia Sur SA 5.375% 12/30/2030 (b)	5,545,000	4,768,700
Termocandelaria Power SA 7.75% 9/17/2031 (b)	2,670,000	2,726,871
		7,495,571
TOTAL COLOMBIA		21,166,295
COSTA RICA - 0.2%
Financials - 0.2%
Financial Services - 0.2%
Liberty Costa Rica Senior Secured Finance 10.875% 1/15/2031 (b)	2,280,000	2,502,300
CZECH REPUBLIC - 0.1%
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Energo-Pro AS 11% 11/2/2028 (b)	1,700,000	1,838,125
DOMINICAN REPUBLIC - 0.1%
Industrials - 0.1%
Transportation Infrastructure - 0.1%
Aeropuertos Dominicanos Siglo XXI SA 7% 6/30/2034 (b)	1,825,000	1,905,802
GEORGIA - 0.1%
Industrials - 0.1%
Ground Transportation - 0.1%
Georgian Railway JSC 4% 6/17/2028 (b)	2,290,000	2,067,733
GHANA - 0.9%
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Kosmos Energy Ltd 7.5% 3/1/2028 (b)	875,000	845,742
Kosmos Energy Ltd 8.75% 10/1/2031 (b)	7,075,000	6,986,563
Tullow Oil PLC 10.25% 5/15/2026 (b)	4,860,000	4,442,344
Tullow Oil PLC 7% 3/1/2025 (b)	735,000	696,030

TOTAL GHANA		12,970,679
GUATEMALA - 0.7%
Communication Services - 0.5%
Wireless Telecommunication Services - 0.5%
CT Trust 5.125% 2/3/2032 (b)	3,975,000	3,643,883
Millicom International Cellular SA 4.5% 4/27/2031 (b)	2,050,000	1,837,313
Millicom International Cellular SA 7.375% 4/2/2032 (b)	1,650,000	1,691,249
		7,172,445
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Investment Energy Resources Ltd 6.25% 4/26/2029 (b)	2,970,000	2,925,450
TOTAL GUATEMALA		10,097,895
HUNGARY - 0.1%
Financials - 0.1%
Banks - 0.1%
Magyar Export-Import Bank Zrt 6.125% 12/4/2027 (b)	1,070,000	1,099,093
INDIA - 0.3%
Financials - 0.1%
Consumer Finance - 0.1%
Shriram Finance Ltd 6.625% 4/22/2027 (b)	1,365,000	1,386,431
Information Technology - 0.2%
IT Services - 0.2%
CA Magnum Holdings 5.375% 10/31/2026 (b)	3,545,000	3,494,980
TOTAL INDIA		4,881,411
INDONESIA - 1.4%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Adaro Indonesia PT 4.25% 10/31/2024 (b)	3,515,000	3,502,487
Medco Bell Pte Ltd 6.375% 1/30/2027 (b)	3,120,000	3,111,918
Medco Laurel Tree Pte Ltd 6.95% 11/12/2028 (b)	3,730,000	3,724,853
		10,339,258
Materials - 0.6%
Metals & Mining - 0.6%
Freeport Indonesia PT 4.763% 4/14/2027 (b)	1,225,000	1,231,124
Freeport Indonesia PT 5.315% 4/14/2032 (b)	2,085,000	2,112,887
Freeport Indonesia PT 6.2% 4/14/2052 (b)	1,420,000	1,503,752
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT 5.45% 5/15/2030 (b)	2,955,000	3,009,668
		7,857,431
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Pertamina Geothermal Energy PT 5.15% 4/27/2028 (b)	1,140,000	1,159,594
TOTAL INDONESIA		19,356,283
ISRAEL - 0.5%
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Energean Israel Finance Ltd 4.875% 3/30/2026 (b)(e)	3,470,000	3,306,768
Leviathan Bond Ltd 6.125% 6/30/2025 (b)(e)	2,980,000	2,929,435
Leviathan Bond Ltd 6.5% 6/30/2027 (b)(e)	1,400,000	1,325,212

TOTAL ISRAEL		7,561,415
JAMAICA - 0.1%
Industrials - 0.1%
Transportation Infrastructure - 0.1%
Kingston Airport Revenue Finance Ltd 6.75% 12/15/2036 (b)	1,300,000	1,340,950
KAZAKHSTAN - 0.5%
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
KazMunayGas National Co JSC 3.5% 4/14/2033 (b)	2,010,000	1,748,700
KazMunayGas National Co JSC 5.75% 4/19/2047 (b)	1,010,000	932,038
KazMunayGas National Co JSC 6.375% 10/24/2048 (b)	1,400,000	1,387,456
Tengizchevroil Finance Co International Ltd 3.25% 8/15/2030 (b)	3,800,000	3,295,170

TOTAL KAZAKHSTAN		7,363,364
KUWAIT - 0.2%
Materials - 0.2%
Chemicals - 0.2%
MEGlobal BV 4.25% 11/3/2026 (b)	1,930,000	1,905,682
MEGlobal Canada ULC 5% 5/18/2025 (b)	1,635,000	1,632,445

TOTAL KUWAIT		3,538,127
MALAYSIA - 0.9%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
GENM Capital Labuan Ltd 3.882% 4/19/2031 (b)	3,610,000	3,281,716
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Petronas Capital Ltd 3.404% 4/28/2061 (b)	5,315,000	3,865,812
Petronas Capital Ltd 3.5% 4/21/2030 (b)	1,730,000	1,656,665
		5,522,477
Industrials - 0.3%
Marine Transportation - 0.3%
MISC Capital Two Labuan Ltd 3.625% 4/6/2025 (b)	945,000	938,798
MISC Capital Two Labuan Ltd 3.75% 4/6/2027 (b)	3,090,000	3,036,605
		3,975,403
TOTAL MALAYSIA		12,779,596
MAURITIUS - 0.2%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
Axian Telecom 7.375% 2/16/2027 (b)	2,870,000	2,880,763
MEXICO - 4.7%
Communication Services - 0.3%
Media - 0.3%
TV Azteca SAB de CV 8.25% (d)(e)	10,535,000	4,003,300
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Bimbo Bakeries USA Inc 5.375% 1/9/2036 (b)	1,155,000	1,190,732
Bimbo Bakeries USA Inc 6.4% 1/15/2034 (b)	2,285,000	2,519,927
		3,710,659
Energy - 3.7%
Oil, Gas & Consumable Fuels - 3.7%
Petroleos Mexicanos 6.5% 3/13/2027	1,725,000	1,689,637
Petroleos Mexicanos 6.5% 6/2/2041	2,587,000	1,895,883
Petroleos Mexicanos 6.625% 6/15/2035	15,841,000	12,877,941
Petroleos Mexicanos 6.7% 2/16/2032	4,827,000	4,316,062
Petroleos Mexicanos 6.75% 9/21/2047	10,407,000	7,441,005
Petroleos Mexicanos 6.875% 10/16/2025	2,295,000	2,299,303
Petroleos Mexicanos 6.875% 8/4/2026	2,485,000	2,465,866
Petroleos Mexicanos 6.95% 1/28/2060	9,575,000	6,851,870
Petroleos Mexicanos 7.69% 1/23/2050	16,573,000	12,867,277
		52,704,844
Materials - 0.2%
Chemicals - 0.2%
Braskem Idesa SAPI 6.99% 2/20/2032 (b)	1,045,000	822,938
Braskem Idesa SAPI 7.45% 11/15/2029 (b)	2,825,000	2,437,975
		3,260,913
Utilities - 0.2%
Electric Utilities - 0.1%
Electricidad Firme de Mexico Holdings SA de CV 4.9% 11/20/2026 (b)	1,350,000	1,308,150
Independent Power and Renewable Electricity Producers - 0.1%
Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure / Buffalo Energy 7.875% 2/15/2039 (b)	1,780,000	1,900,150
TOTAL MEXICO		66,888,016
MOROCCO - 0.5%
Materials - 0.5%
Chemicals - 0.5%
OCP SA 3.75% 6/23/2031 (b)	2,180,000	1,957,913
OCP SA 6.875% 4/25/2044 (b)	3,000,000	3,054,375
OCP SA 7.5% 5/2/2054 (b)	2,100,000	2,277,576

TOTAL MOROCCO		7,289,864
NIGERIA - 0.4%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
IHS Holding Ltd 5.625% 11/29/2026 (b)	2,420,000	2,378,908
Information Technology - 0.2%
Communications Equipment - 0.2%
IHS Netherlands Holdco BV 8% 9/18/2027 (b)	3,490,000	3,496,544
TOTAL NIGERIA		5,875,452
OMAN - 0.1%
Utilities - 0.1%
Electric Utilities - 0.1%
Lamar Funding Ltd 3.958% 5/7/2025 (b)	1,015,000	1,006,108
PANAMA - 0.9%
Communication Services - 0.8%
Diversified Telecommunication Services - 0.4%
Sable International Finance Ltd 5.75% 9/7/2027 (b)	2,287,000	2,274,147
Sable International Finance Ltd 7.125% 10/15/2032 (b)	2,340,000	2,344,750
		4,618,897
Media - 0.3%
Telecomunicaciones Digitales SA 4.5% 1/30/2030 (b)	4,955,000	4,538,483
Wireless Telecommunication Services - 0.1%
C&W Senior Finance Ltd 6.875% 9/15/2027 (b)	2,060,000	2,052,839
Financials - 0.0%
Financial Services - 0.0%
SPARC EM SPC 0% (b)	57,671	57,596
Industrials - 0.1%
Air Freight & Logistics - 0.1%
Aeropuerto Internacional de Tocumen SA 5.125% 8/11/2061 (b)	1,230,000	976,694
TOTAL PANAMA		12,244,509
PARAGUAY - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Telefonica Celular del Paraguay SA 5.875% 4/15/2027 (b)	2,400,000	2,379,624
PERU - 0.6%
Consumer Staples - 0.1%
Food Products - 0.1%
Camposol SA 6% 2/3/2027 (b)	2,340,000	2,095,774
Materials - 0.4%
Metals & Mining - 0.4%
Cia de Minas Buenaventura SAA 5.5% 7/23/2026 (b)	2,100,000	2,064,825
Volcan Cia Minera SAA 8.75% 1/24/2030 (b)	2,898,000	2,499,119
		4,563,944
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Niagara Energy SAC 5.746% 10/3/2034 (b)	1,685,000	1,690,055
TOTAL PERU		8,349,773
PUERTO RICO - 0.2%
Communication Services - 0.2%
Media - 0.2%
Lcpr Senior Secured Financing Dac 5.125% 7/15/2029 (b)	4,260,000	3,483,590
QATAR - 1.3%
Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
QatarEnergy 2.25% 7/12/2031 (b)	7,425,000	6,534,000
QatarEnergy 3.125% 7/12/2041 (b)	5,805,000	4,599,940
QatarEnergy 3.3% 7/12/2051 (b)	9,800,000	7,337,750

TOTAL QATAR		18,471,690
SAUDI ARABIA - 3.0%
Energy - 2.3%
Oil, Gas & Consumable Fuels - 2.3%
EIG Pearl Holdings Sarl 3.545% 8/31/2036 (b)	6,860,000	6,091,611
SA Global Sukuk Ltd 1.602% 6/17/2026 (b)	2,530,000	2,413,778
Saudi Arabian Oil Co 2.25% 11/24/2030 (b)	4,120,000	3,619,997
Saudi Arabian Oil Co 3.25% 11/24/2050 (b)	4,170,000	2,933,345
Saudi Arabian Oil Co 3.5% 4/16/2029 (b)	11,299,000	10,885,880
Saudi Arabian Oil Co 4.25% 4/16/2039 (b)	3,505,000	3,180,788
Saudi Arabian Oil Co 4.375% 4/16/2049 (b)	3,671,000	3,170,826
Saudi Arabian Oil Co 5.875% 7/17/2064 (b)	1,030,000	1,039,064
		33,335,289
Industrials - 0.7%
Construction & Engineering - 0.7%
Greensaif Pipelines Bidco Sarl 5.8528% 2/23/2036 (b)	1,265,000	1,307,694
Greensaif Pipelines Bidco Sarl 6.1027% 8/23/2042 (b)	2,330,000	2,408,638
Greensaif Pipelines Bidco Sarl 6.129% 2/23/2038 (b)	2,260,000	2,394,199
Greensaif Pipelines Bidco Sarl 6.51% 2/23/2042 (b)	1,685,000	1,818,220
TMS Issuer Sarl 5.78% 8/23/2032 (b)	1,670,000	1,754,769
		9,683,520
TOTAL SAUDI ARABIA		43,018,809
SOUTH AFRICA - 1.8%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (b)	4,940,000	3,334,500
Materials - 0.6%
Chemicals - 0.5%
Sasol Financing USA LLC 4.375% 9/18/2026	5,555,000	5,381,406
Sasol Financing USA LLC 8.75% 5/3/2029 (b)	820,000	867,233
		6,248,639
Metals & Mining - 0.1%
Stillwater Mining Co 4% 11/16/2026 (b)	2,210,000	2,110,550
Utilities - 1.0%
Electric Utilities - 1.0%
Eskom Holdings SOC Ltd 6.35% 8/10/2028 (b)	3,515,000	3,567,725
Eskom Holdings SOC Ltd 7.125% 2/11/2025 (b)	8,380,000	8,387,123
Eskom Holdings SOC Ltd 8.45% 8/10/2028 (b)	1,310,000	1,385,561
		13,340,409
TOTAL SOUTH AFRICA		25,034,098
TURKEY - 0.4%
Financials - 0.1%
Banks - 0.1%
Turkiye Ihracat Kredi Bankasi AS 9% 1/28/2027 (b)	1,735,000	1,851,028
Industrials - 0.3%
Building Products - 0.3%
Sisecam UK PLC 8.625% 5/2/2032 (b)	3,310,000	3,401,025
TOTAL TURKEY		5,252,053
UKRAINE - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
NAK Naftogaz Ukraine via Kondor Finance PLC loan participation 7.625% 11/8/2028 (b)	1,235,000	1,006,525
NAK Naftogaz Ukraine via Kondor Finance PLC loan participation 7.65% 7/19/2025 pay-in-kind (e)	1,821,224	1,639,102
		2,645,627
Financials - 0.0%
Banks - 0.0%
Ukreximbank Via Biz Finance PLC loan participation 9.75% 1/22/2025 (b)	293,500	275,890
TOTAL UKRAINE		2,921,517
UNITED ARAB EMIRATES - 2.0%
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Adnoc Murban Rsc Ltd 5.125% 9/11/2054 (b)	2,280,000	2,241,240
Galaxy Pipeline Assets Bidco Ltd 2.625% 3/31/2036 (b)	5,915,000	5,049,931
		7,291,171
Financials - 0.9%
Financial Services - 0.9%
Abu Dhabi Developmental Holding Co PJSC 5.25% 10/2/2054 (b)	2,855,000	2,819,313
Abu Dhabi Developmental Holding Co PJSC 5.5% 5/8/2034 (b)	1,390,000	1,471,662
MDGH GMTN RSC Ltd 2.875% 11/7/2029 (b)	1,515,000	1,416,934
MDGH GMTN RSC Ltd 3.375% 3/28/2032 (e)	570,000	533,128
MDGH GMTN RSC Ltd 4.375% 11/22/2033 (b)	1,715,000	1,689,811
MDGH GMTN RSC Ltd 5.084% 5/22/2053 (b)	3,040,000	3,030,501
MDGH GMTN RSC Ltd Series 1, 5.5% 4/28/2033 (b)	1,620,000	1,726,612
		12,687,961
Industrials - 0.1%
Transportation Infrastructure - 0.1%
DP World Crescent Ltd 3.7495% 1/30/2030 (b)	1,075,000	1,033,924
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Alpha Star Holding VIII Ltd 8.375% 4/12/2027 (e)	1,505,000	1,554,477
Utilities - 0.4%
Multi-Utilities - 0.4%
Abu Dhabi National Energy Co PJSC 4% 10/3/2049 (b)	2,460,000	2,092,919
Abu Dhabi National Energy Co PJSC 4.375% 1/24/2029 (b)	1,740,000	1,749,518
Abu Dhabi National Energy Co PJSC 4.696% 4/24/2033 (b)	1,945,000	1,976,003
Abu Dhabi National Energy Co PJSC 4.875% 4/23/2030 (b)	545,000	561,453
		6,379,893
TOTAL UNITED ARAB EMIRATES		28,947,426
VENEZUELA - 0.4%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Petroleos de Venezuela SA 12.75% (b)(d)	3,065,000	354,008
Petroleos de Venezuela SA 5.375% (d)(e)	6,115,000	574,810
Petroleos de Venezuela SA 5.5% (d)(e)	3,475,000	337,075
Petroleos de Venezuela SA 6% (b)(d)	15,840,000	1,520,640
Petroleos de Venezuela SA 6% (b)(d)	8,980,000	853,100
Petroleos de Venezuela SA 9.75% (b)(d)	12,585,000	1,447,275

TOTAL VENEZUELA		5,086,908
VIETNAM - 0.2%
Utilities - 0.2%
Electric Utilities - 0.2%
Mong Duong Finance Holdings BV 5.125% 5/7/2029 (b)	2,373,835	2,297,576
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $500,419,552)		460,682,497

Preferred Securities - 1.2%
	Principal Amount (a)	Value ($)
CHILE - 0.3%
Financials - 0.3%
Banks - 0.3%
Banco de Credito e Inversiones SA 7.5% (b)(f)(h)	1,775,000	1,805,468
Banco de Credito e Inversiones SA 8.75% (b)(f)(h)	1,745,000	1,896,099

TOTAL CHILE		3,701,567
MEXICO - 0.6%
Financials - 0.2%
Banks - 0.2%
Banco Mercantil del Norte SA/Grand Cayman 7.625% (b)(f)(h)	3,300,000	3,372,956
Materials - 0.4%
Construction Materials - 0.4%
Cemex SAB de CV 5.125% (b)(f)(h)	3,625,000	3,572,853
Cemex SAB de CV 9.125% (b)(f)(h)	1,850,000	2,067,072
		5,639,925
TOTAL MEXICO		9,012,881
RUSSIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Tinkoff Bank JSC Via TCS Finance Ltd loan participation 6% (b)(d)(f)(h)(i)(j)	1,625,000	81,249
UNITED ARAB EMIRATES - 0.3%
Industrials - 0.3%
Marine Transportation - 0.3%
DP World Salaam 6% (e)(f)(h)	4,625,000	4,687,438
TOTAL PREFERRED SECURITIES (Cost $18,906,288)		17,483,135

U.S. Treasury Obligations - 5.2%
	Yield (%) (m)	Principal Amount (a)	Value ($)
US Treasury Bonds 2.875% 5/15/2052	2.99 to 3.12	40,530,000	31,741,639
US Treasury Bonds 3.25% 5/15/2042	3.37 to 5.18	9,912,000	8,812,388
US Treasury Bonds 3.625% 2/15/2053	3.84 to 5.06	8,841,000	8,039,094
US Treasury Notes 3.625% 3/31/2030	3.31 to 3.33	4,389,000	4,391,915
US Treasury Notes 3.75% 5/31/2030	3.84 to 3.87	3,633,000	3,656,983
US Treasury Notes 4% 2/28/2030	3.40	2,772,000	2,825,166
US Treasury Notes 4.125% 3/31/2031	4.66	6,174,000	6,341,856
US Treasury Notes 4.625% 9/30/2028	4.87	4,578,000	4,755,755
US Treasury Notes 4.625% 9/30/2030	5.00	2,898,000	3,052,069
TOTAL U.S. TREASURY OBLIGATIONS (Cost $81,152,878)			73,616,865

Money Market Funds - 3.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (n) (Cost $47,932,860)	4.89	47,923,275	47,932,860

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $1,506,154,711)	1,416,560,757
NET OTHER ASSETS (LIABILITIES) - 0.6% (k)(l)	9,149,934
NET ASSETS - 100.0%	1,425,710,691

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	339	Dec 2024	38,741,344	(69,492)	(69,492)

The notional amount of futures purchased as a percentage of Net Assets is 2.7%

Credit Default Swaps
Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty(2)	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(4)	Value ($)(1)	Upfront Premium Received/ (Paid) ($)(5)	Unrealized Appreciation/ (Depreciation) ($)
Sell Protection
5-Year CDX N.A. EM Series 42	NR	Dec 2029	ICE	1%	Quarterly	14,600,000	28,038	0	28,038

(1)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2)Swaps with Intercontinental Exchange (ICE) are centrally cleared swaps.

(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(4)Notional amount is stated in U.S. Dollars unless otherwise noted.

(5)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Currency Abbreviations
EGP	-	Egyptian Pound
EUR	-	European Monetary Unit (Euro)
NGN	-	Nigerian Naira
RON	-	Romanian Leu
TRY	-	New Turkish Lira

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $914,997,457 or 64.4% of net assets.

(c)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(d)	Non-income producing - Security is in default.
(e)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $34,830,529 or 2.1% of net assets.

(f)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(h)	Security is perpetual in nature with no stated maturity date.
(i)	Non-income producing
(j)	Level 3 security
(k)	Includes $712,000 of cash collateral to cover margin requirements for futures contracts.
(l)	Includes $1,600,175 of cash collateral segregated to cover margin requirements for centrally cleared swaps.
(m)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	54,493,561	306,905,178	313,465,992	1,738,826	113	-	47,932,860	0.1%
Total	54,493,561	306,905,178	313,465,992	1,738,826	113	-	47,932,860

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Foreign Government and Government Agency Obligations, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

Credit Risk
The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.